Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities of continuing operations
Net income/(loss)	SFr 1,917	SFr 305
(Income)/loss from discontinued operations, net of tax	0	(6)
Income/(loss) from continuing operations	1,917	299
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	516	617
Provision for credit losses	58	23
Deferred tax provision/(benefit)	682	526
Share of net income/(loss) from equity method investments	(29)	259
Trading assets and liabilities, net	12,675	(6,060)
(Increase)/decrease in other assets	(8,235)	(10,096)
Increase/(decrease) in other liabilities	(4,871)	(4,098)
Other, net	361	716
Total adjustments	1,157	(18,113)
Net cash provided by/(used in) operating activities of continuing operations	3,074	(17,814)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(91)	(532)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	15,657	(5,762)
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	332	10
Investments in subsidiaries and other investments	(308)	(451)
Proceeds from sale of other investments	920	823
(Increase)/decrease in loans	(3,199)	(8,430)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(468)	(407)
Proceeds from sale of premises and equipment and other intangible assets	11	0
Other, net	192	149
Net cash provided by/(used in) investing activities of continuing operations	13,806	(14,068)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,027	16,679
Increase/(decrease) in short-term borrowings	1,110	9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,873)	(5,659)
Issuances of long-term debt	46,955	32,030
Repayments of long-term debt	(29,320)	(21,684)
Dividends paid/capital repayments	(10)	(59)
Other, net	(1,008)	(1,110)
Net cash provided by/(used in) financing activities of continuing operations	10,881	29,292
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,403)	575
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(183)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,358	(2,198)
Cash and due from banks at beginning of period	78,000	68,081
Cash and due from banks at end of period	102,358	65,883
Cash paid for income taxes and interest
Cash paid for income taxes	632	777
Cash paid for interest	5,555	5,409
Assets and liabilities sold in business divestitures
Assets sold	34	8
Liabilities sold	7	1
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	SFr 2	SFr 32